CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 73,622	$ 101,209	$ 146,406
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	(104,079)	(88,150)	(94,293)
Amortization of deferred charges	10,187	9,013	10,972
Amortization of seller's credit	(447)	(1,249)	(1,324)
Amortization of Intangible Assets	1,699	0	0
Vessel impairment charge	64,338	0	5,314
Available-for-sale securities impairment charge	0	4,410	0
Other Asset Impairment Charges	1,730	0	0
Equity in earnings of associated companies	(14,635)	(23,766)	(27,765)
Loss/(gain) on sale of assets and termination of charters	2,578	(1,124)	167
Gain (Loss) on Disposition of Stock in Subsidiary	(7,613)	0	0
Adjustment of derivatives to fair value recognized in net income	(13,898)	(8,208)	(4,399)
Increase (Decrease) in Equity Securities, FV-NI	(12,277)	0	0
Loss/(gain) on repurchase of bonds	(1,146)	2,305	8,802
Gain (Loss) on Sale of Equity Investments	(13,476)	0	0
Interest receivable in form of notes	0	(635)	(633)
Other, net	1,108	3,959	365
Changes in operating assets and liabilities
Trade accounts receivable	9,607	(9,034)	(1,492)
Due from related parties	(1,308)	10,543	8,433
Other receivables	(3,870)	2,418	(856)
Increase (Decrease) in Other Current Assets	(157)	0	0
Inventories	(3,423)	(42)	(27)
Prepaid expenses and accrued income	(301)	1,317	2,181
Trade accounts payable	2,370	(742)	394
Accrued expenses	(433)	(1,188)	1,046
Other current liabilities	2,641	460	(11,804)
Net cash provided by operating activities	200,975	177,796	230,073
Investing activities
Repayments from investments in direct financing and sales-type leases	33,486	31,929	30,410
Additions to newbuildings	0	(81,664)	(188,142)
Purchase of vessels	(1,137,703)	0	0
Proceeds from sale of vessels and termination of charters	145,654	74,791	29,102
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	83,485	0	0
Net amounts received from/(paid to) associated companies	(24,161)	27,322	193,517
Payments for (Proceeds from) Investments	(32,675)	4,016	25,488
Net cash provided by/(used in) investing activities	(866,564)	48,362	39,399
Financing activities
Proceeds from shares issued, net of issuance costs	0	88	323
Principal settlements of cross currency swaps, net	0	(29,186)	0
Proceeds from Long-term Capital Lease Obligations	944,097	0	0
Repurchase of bonds	(97,248)	(68,383)	(296,800)
Proceeds from issuance of short-term and long-term debt	825,984	302,104	522,000
Repayments of short-term and long-term debt	(778,731)	(179,354)	(329,303)
Debt fees paid	(8,257)	(2,554)	(5,099)
Repayments of lease obligation liability	(11,653)	(5,296)	(97)
Cash dividends paid	(149,261)	(152,907)	(168,289)
Net cash provided by/(used in) financing activities	724,931	(135,488)	(277,265)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	59,342	90,670	(7,793)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	153,052	62,382	70,175
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	212,394	153,052	62,382
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 104,620	$ 88,201	$ 65,184